Cash and cash equivalents and restricted cash	12 Months Ended
Dec. 31, 2020
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents and restricted cash
8.	Cash and cash equivalents and restricted cash
Cash and cash equivalents
Cash and cash equivalents consist of the following:

	As of December 31, 2020	As of December 31, 2019
Cash on hand	121	42
Bank deposits	201,217	118,933
Time deposits	45,031	153,838
Money market funds	88,061	36,374

	$334,430	$309,187

Restricted cash
We place collateralized amounts related to operations with our travel suppliers and service providers and the International Air Transport Association (“IATA”). We are required to be accredited by IATA to sell international airlines tickets of IATA-affiliated airlines. We, therefore, as part of our operations, maintain restricted cash in the form of time deposits or bank or insurance guarantees aggregating $16,055 and $4,457 as of December 31, 2020 and 2019.
The following table reconciles our cash and cash equivalents and restricted cash as reported in our consolidated balance sheets to the total amount shown in our consolidated statements of cash flows:

	As of December 31, 2020	As of December 31, 2019	As of December 31, 2018
As included in our consolidated balance sheets:
Cash and cash equivalents	334,430	309,187	346,480
Restricted cash	16,055	4,457	5,709

Total cash and cash equivalents and restricted cash as shown in our consolidated statements of cash flows:	$350,485	$313,644	$352,189